ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Employee-related Liabilities, Current		$ 1,719	$ 2,249
Taxes Payable, Current		350	1,314
Other Employee-related Liabilities, Current		1,214	1,460
Deposit payable		247	613
Accrued Professional Fees, Current		172	166
Other Accrued Liabilities, Current	[1]	2,500	868
Payable to AM Advertising and its subsidiaries	[2]	3,556	5,566
Total accrued expenses and other current liabilities		$ 9,758	$ 12,236

[1]	The other current liabilities represent other payable to third parties of $1,265 and payable to capital withdraw of non-controlling shareholders of $1,235.
[2]	The amounts due to AM Advertising and its subsidiaries mainly represent the operation borrowings payable.